Accrued and other liabilities	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Liabilities [Abstract]
Accrued and other liabilities	Accrued and other liabilities
Accrued and other liabilities consist of the following:

Year ended December 31 (€, in millions)	2024	2025
Costs to be paid[1]	536.1	498.6
Personnel-related items	1,599.6	1,734.0
Derivative financial instruments[2]	113.6	93.0
Lease liabilities[3]	306.0	251.4
Provisions	100.8	129.4
Standard warranty reserve	158.9	188.5
Refund liability	309.4	76.2
Other	21.7	28.4
Accrued and other liabilities	3,146.1	2,999.5
Less: non-current portion of accrued and other liabilities	459.5	432.2
Current portion of accrued and other liabilities	2,686.6	2,567.3
1.Costs to be paid includes an amount payable to related parties. For further details, see Note 26 Related parties and variable interest entities.
2.For further details on derivative financial instruments, see Note 25 Financial risk management.
3.For further details on lease liabilities, see Note 14 Right-of-use assets and lease liabilities.
Costs to be paid represent ASML’s estimate of contractual liabilities as of the reporting date, to be settled in a future period, based upon the underlying terms and conditions. Costs to be paid as of December 31, 2025, include VAT payables and accrued costs for unbilled services provided by suppliers, including contracted labor, outsourced services and consultancy.
Personnel-related items primarily consist of accrued short-term incentive (STI) bonus plans, vacation days, pension premiums, wage tax, and vacation allowances. The year-over-year increase in these accruals was mainly driven by an increase in the average salary per FTE, reflecting our ongoing investment in talent to support the growth and expansion of our business.
The refund liability represents the amount of consideration received from customers to which ASML does not expect to be entitled. Refund liabilities do not meet the definition of a contract liability.
The standard warranty reserve is based on historical product performance and total expected costs to fulfill our warranty obligation. Annually, we assess and update the standard warranty reserve based on the latest actual historical warranty costs and expected future warranty costs. Total movements in standard warranty reserve for the years 2025 and 2024 are as follows:

Year ended December 31 (€, in millions)	2024	2025
Balance at beginning of year	142.3	158.9
Additions for the year	210.0	237.9
Utilization of the reserve	(193.5)	(207.9)
Effect of exchange rates	0.1	(0.4)
Balance at end of year	158.9	188.5